Share-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of information about share-based compensation expense
The following table summarizes information about share-based compensation expense, which the Company has estimated will be $8.7 for 2014:

	Three Months Ended March 31,
Share-based Compensation Expense	2014	2013
Stock options	$1.0	$0.9
Restricted stock	1.9	1.7
Restricted stock units issued to Directors	0.3	0.2
Performance shares	0.8	1.1
Total share-based compensation expense	$4.0	$3.9

The following table summarizes information about share-based compensation expense for the years ended December 31, 2013, 2012 and 2011:

Share-based Compensation Expense	2013	2012	2011
Stock options	$1.5	$2.4	$2.3
Restricted stock	2.9	5.3	5.9
Restricted stock units issued to Directors	1.0	0.9	0.9
Performance shares	4.1	6.0	5.8
Pre-tax share-based compensation expense	$9.5	$14.6	$14.9

Schedule of weighted-average assumptions used in Black-Scholes option calculation
The Company’s estimate of fair value of options granted is calculated as of the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2013	2012	2011
Expected volatility	57.8% – 68.8%	63.2% – 73.2%	59.7% – 78.0%
Weighted-average volatility	65.2%	69.4%	62.1%
Expected term (in years)	2.9-6.4	2.8 – 6.3	2.7 – 6.3
Risk-free interest rate	0.4% - 1.1%	0.3% - 1.2%	0.4% – 2.6%
Dividend yield	—%	2.2%	1.4%
Weighted-average grant-date fair value per share of options granted	$2.44	$4.31	$6.83

Schedule of stock options activity
A summary of option activity for the year ended December 31, 2013, is presented below:

Stock Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2012	1,819,382	$14.46
Granted	502,750	4.58
Exercised	(15,000)	4.57
Canceled	(113,600)	14.64
Outstanding at December 31, 2013	2,193,532	12.26	5.9	$1.9

Exercisable at December 31, 2013	1,283,599	15.85	4.7	0.1

Unvested at December 31, 2013	909,933	7.19	7.7	1.8

Unvested at December 31, 2013 expected to vest	864,436	7.19	7.7	1.7

Schedule of nonvested restricted stock units activity
A summary of the activity for non-vested restricted stock awards for the year ended December 31, 2013, is presented below:

Restricted Stock Awards	Restricted Shares	Weighted- Average Grant Date Fair Value
Outstanding at December 31, 2012	398,113	$11.33
Granted	550,581	4.43
Vested/restrictions lapsed	(466,641)	8.14
Canceled	(48,824)	8.02
Outstanding at December 31, 2013	433,229	6.35

Schedule of weighted-average assumptions used in Monte Carlo simulation
The Company’s estimate of fair value of performance shares granted is calculated as of the date of grant using a Monte Carlo simulation model with the following weighted-average assumptions:

	2013	2012	2011
Company expected volatility	59.2%	69.4%	89.0%
S&P’s MidCap 400 index expected volatility	34.7%	42.2%	52.4%
Risk-free interest rate	0.4%	0.4%	1.0%
Dividend yield	—%	2.2%	1.4%
Weighted-average grant-date fair value per performance share granted	$4.68	$9.89	$15.78

Schedule of nonvested performance-based units activity
A summary of the activity for non-vested performance share awards for the year ended December 31, 2013, is presented below:

Performance Share Awards	Performance Shares	Weighted- Average Grant Date Fair Value
Outstanding at December 31, 2012	942,313	$12.24
Granted	585,450	4.68
Earned	—	—
Expired or forfeited	(474,990)	14.02
Outstanding at December 31, 2013	1,052,773	7.23